FINANCIAL ASSETS AND LIABILITIES - Summary of Changes in Loans, Borrowings and Debentures (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL ASSETS AND LIABILITIES
Beginning Balance	R$ 52,987,216	R$ 45,659,037
Business combination		12,825
Proceeds	12,785,628	23,886,960
Repayment of principal	(8,054,763)	(15,278,378)
Payment of interest on loans, borrowings and debentures	(3,552,292)	(3,441,978)	R$ (2,321,868)
Payment of interest on work in progress	(288,569)
Interest, exchange rate and fair value	3,027,434	2,148,750
Ending balance	R$ 56,904,654	R$ 52,987,216	R$ 45,659,037